UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment; Amendment Number:
   This Amendment (Check only one):       is a restatement.
                                          adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Senior Vice President
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley             Wilmington, Delaware             August 9, 2002

Report Type (Check only one.):

       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

X 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

         Form 13F File Number    Name

         28-1190                 Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   3

Form 13F Information Table Entry Total:    127

Form 13F Information Table Value Total:    $934,455
                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.    Form 13F File Number   Name

1      28-7164                Bear Stearns Asset Management Inc.
2      28-6134                Caterpillar Investment Management Ltd.
3      28-551                 U.S. Bancorp

                                         Form 13F INFORMATION TABLE



------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------

           Column 1              Column 2   Column 3   Column 4   Column 5       Column 6    Column 7             Column 8

------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------

        NAME OF ISSUER           TITLE OF    CUSIP    VALUE       SHRS OR       INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS              (x$1000)     SH/PUT/       DISCRETION   MANAGERS
                                                                  PRN AMT
                                                                  PRN CALL
------------------------------- ---------- -------------------- ------------- ------------------------ ---------- ---------- -------
                                                                                                        SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Co.                         COM        88579Y101     19,631      159,600 Sole                        159,600
------------------------------------------------------------------------------------------------------------------------------------
3M Co.                         COM        88579Y101        148        1,200 Sole                                               1,200
------------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc                      COM        001055102     12,250      382,800 Sole                        382,800
------------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc                      COM        001055102        157        4,900 Sole                                               4,900
------------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Inc             COM        035229103     26,655      533,101 Sole                        533,101
------------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Inc             COM        035229103        315        6,300 Sole                                               6,300
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                   COM        037411105     11,720      203,900 Sole                        203,900
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                   COM        037411105        155        2,700 Sole                                               2,700
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials              COM        038222105      8,152      428,600 Sole                        428,600
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials              COM        038222105        107        5,600 Sole                                               5,600
------------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose               COM        038496204      1,260       63,000 Defined                3     63,000
------------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose               COM        038496204      8,180      409,000 Sole                        409,000
------------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose               COM        038496204      7,704      385,200 Sole                                             385,200
------------------------------------------------------------------------------------------------------------------------------------
AutoZone Inc                   COM        053332102     10,289      133,100 Sole                        133,100
------------------------------------------------------------------------------------------------------------------------------------
AutoZone Inc                   COM        053332102        139        1,800 Sole                                               1,800
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp           COM        060505104     33,062      469,900 Sole                        469,900
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp           COM        060505104        401        5,700 Sole                                               5,700
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc     COM        073902108     17,595      287,500 Sole                        287,500
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc     COM        073902108        165        2,700 Sole                                               2,700
------------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.        COM        075896100     28,848      764,400 Sole                        764,400
------------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.        COM        075896100        362        9,600 Sole                                               9,600
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                COM        055482103     21,670      639,600 Sole                        639,600
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                COM        055482103        274        8,100 Sole                                               8,100
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.               COM        149123101     18,479      377,500 Sole                        377,500
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.               COM        149123101        108        2,200 Sole                                               2,200
------------------------------------------------------------------------------------------------------------------------------------
Choicepoint                    COM        170388102     28,326      622,954 Sole                        622,954
------------------------------------------------------------------------------------------------------------------------------------
Choicepoint                    COM        170388102        349        7,666 Sole                                              7,666
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------
           Column 1              Column 2   Column 3   Column 4   Column 5       Column 6    Column 7             Column 8
------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------
        NAME OF ISSUER           TITLE OF    CUSIP    VALUE       SHRS OR       INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS              (x$1000)     SH/PUT/       DISCRETION   MANAGERS
                                                                  PRN AMT
                                                                  PRN CALL
------------------------------- ---------- -------------------- ------------- ---------------------------------- ---------- -------
                                                                                                        SOLE      SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR    ADR        204412209         55        2,000 Sole                          2,000
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company              COM        191216100     21,017      375,300 Sole                        375,300
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company              COM        191216100        252        4,500 Sole                                              4,500
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Fems ADR             ADR        191241108        370       15,400 Defined                3     15,400
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Fems ADR             ADR        191241108      6,852      285,500 Sole                        285,500
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Fems ADR             ADR        191241108      2,242       93,400 Sole                                             93,400
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                  COM        235851102     25,160      379,200 Sole                        379,200
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                  COM        235851102        299        4,500 Sole                                              4,500
------------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                       COM        278642103     12,916      209,600 Sole                        209,600
------------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                       COM        278642103        166        2,700 Sole                                              2,700
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                    COM        278865100     10,915      236,100 Sole                        236,100
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                    COM        278865100        125        2,700 Sole                                              2,700
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics               COM        369550108     13,996      131,600 Sole                        131,600
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics               COM        369550108        170        1,600 Sole                                              1,600
------------------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc.           COM        38122G107      1,056       60,000 Sole                         60,000
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.            ADR        40049J206        176        4,700 Defined                1      4,700
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.            ADR        40049J206         56        1,500 Defined                2      1,500
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.            ADR        40049J206      8,478      226,800 Sole                        226,800
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.            ADR        40049J206      3,499       93,600 Sole                                             93,600
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works            COM        452308109     14,623      214,100 Sole                        214,100
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works            COM        452308109        164        2,400 Sole                                              2,400
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor Corporation       COM        482480100     29,315      666,400 Sole                        666,400
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor Corporation       COM        482480100        326        7,400 Sole                                              7,400
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR               ADR        50049M109      2,492       50,700 Defined                1     50,700
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR               ADR        50049M109     25,415      517,100 Sole                        517,100
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR               ADR        50049M109        354        7,200 Sole                                              7,200
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings    COM        502424104     12,965      240,100 Sole                        240,100
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings    COM        502424104        200        3,700 Sole                                              3,700
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                 COM        524901105     19,899      403,300 Sole                        403,300
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                 COM        524901105        217        4,400 Sole                                              4,400
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A           COM        529771107     21,200      389,700 Sole                        389,700
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A           COM        529771107        256        4,700 Sole                                              4,700
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology              COM        535678106      7,433      236,500 Sole                        236,500
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology              COM        535678106         66        2,100 Sole                                              2,100
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation    COM        539830109     15,777      227,000 Sole                        227,000
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------
           Column 1              Column 2   Column 3   Column 4   Column 5       Column 6    Column 7             Column 8
------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------
        NAME OF ISSUER           TITLE OF    CUSIP    VALUE       SHRS OR       INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS              (x$1000)     SH/PUT/       DISCRETION   MANAGERS
                                                                  PRN AMT
                                                                  PRN CALL
------------------------------- ---------- -------------------- ------------- ------------------------ ---------- ---------- -------
                                                                                                        SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation    COM        539830109        209        3,000 Sole                                              3,000
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company         COM        543213102      1,073      113,900 Sole                        113,900
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies               COM        548661107     31,158      686,300 Sole                        686,300
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies               COM        548661107        345        7,600 Sole                                              7,600
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corporation               COM        55262L100     18,670      564,555 Sole                        564,555
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corporation               COM        55262L100        159        4,800 Sole                                              4,800
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                      COM        585055106     19,465      454,265 Sole                        454,265
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                      COM        585055106        227        5,300 Sole                                              5,300
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc       COM        595017104     30,635    1,116,850 Sole                      1,116,850
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc       COM        595017104        355       12,950 Sole                                             12,950
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR        607409109        400       13,200 Defined                3     13,200
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR        607409109      1,990       65,700 Sole                         65,700
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR        607409109      2,123       70,100 Sole                                             70,100
------------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse Inc         COM        689899102      9,491      270,400 Sole                        270,400
------------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse Inc         COM        689899102        119        3,400 Sole                                              3,400
------------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans Inc.       COM        691471106      8,033      172,900 Sole                        172,900
------------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans Inc.       COM        691471106         98        2,100 Sole                                              2,100
------------------------------------------------------------------------------------------------------------------------------------
Pactiv Corporation             COM        695257105      9,946      417,900 Sole                        417,900
------------------------------------------------------------------------------------------------------------------------------------
Pactiv Corporation             COM        695257105        114        4,800 Sole                                              4,800
------------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group Inc       COM        713409100     10,845      352,100 Sole                        352,100
------------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group Inc       COM        713409100        142        4,600 Sole                                              4,600
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                    COM        713448108     13,747      285,200 Sole                        285,200
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                    COM        713448108        140        2,900 Sole                                              2,900
------------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                      ADR        693483109        445       16,300 Defined                1     16,300
------------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                      ADR        693483109         93        3,400 Defined                2      3,400
------------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                      ADR        693483109     10,793      395,800 Sole                        395,800
------------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                      ADR        693483109      6,078      222,900 Sole                                            222,900
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd               COM        806857108     10,588      227,700 Sole                        227,700
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd               COM        806857108         98        2,100 Sole                                              2,100
------------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                   COM        855030102      8,138      413,100 Sole                        413,100
------------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                   COM        855030102        106        5,400 Sole                                              5,400
------------------------------------------------------------------------------------------------------------------------------------
T Rowe Price Group Inc.        COM        74144T108     10,956      333,200 Sole                        333,200
------------------------------------------------------------------------------------------------------------------------------------
T Rowe Price Group Inc.        COM        74144T108        145        4,400 Sole                                              4,400
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR          ADR        874039100        518       39,820 Defined                1     39,820
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR          ADR        874039100        159       12,210 Defined                2     12,210
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------
           Column 1              Column 2   Column 3   Column 4   Column 5       Column 6    Column 7             Column 8
------------------------------- ---------- ---------- ----------- ------------- -------------------------- -------------------------
        NAME OF ISSUER           TITLE OF    CUSIP    VALUE       SHRS OR       INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS              (x$1000)     SH/PUT/       DISCRETION   MANAGERS
                                                                  PRN AMT
                                                                  PRN CALL
------------------------------- ---------- -------------------- ------------- ------------------------ ---------- ---------- -------
                                                                                                        SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR          ADR        874039100     27,397    2,107,468 Sole                      2,107,468
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR          ADR        874039100     10,515      808,830 Sole                                            808,830
------------------------------------------------------------------------------------------------------------------------------------
Target                         COM        87612E106     13,228      347,200 Sole                        347,200
------------------------------------------------------------------------------------------------------------------------------------
Target                         COM        87612E106        168        4,400 Sole                                              4,400
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR       ADR        879403780        221        6,900 Defined                1      6,900
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR       ADR        879403780         61        1,900 Defined                2      1,900
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR       ADR        879403780      4,828      150,500 Sole                        150,500
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR       ADR        879403780      4,664      145,400 Sole                                            145,400
------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co                   COM        886547108     12,017      341,400 Sole                        341,400
------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co                   COM        886547108        172        4,900 Sole                                              4,900
------------------------------------------------------------------------------------------------------------------------------------
Unionbancal Corp.              COM        908906100     11,787      251,600 Sole                        251,600
------------------------------------------------------------------------------------------------------------------------------------
Unionbancal Corp.              COM        908906100        136        2,900 Sole                                              2,900
------------------------------------------------------------------------------------------------------------------------------------
United Microelectronics ADR    ADR        910873207        236        2,100 Defined                1     32,100
------------------------------------------------------------------------------------------------------------------------------------
United Microelectronics ADR    ADR        910873207         72        9,800 Defined                2      9,800
------------------------------------------------------------------------------------------------------------------------------------
United Microelectronics ADR    ADR        910873207      9,758    1,327,600 Sole                      1,327,600
------------------------------------------------------------------------------------------------------------------------------------
United Microelectronics ADR    ADR        910873207      4,794      652,300 Sole                                            652,300
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group             COM        91324P102     18,008      196,700 Sole                        196,700
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group             COM        91324P102        256        2,800 Sole                                              2,800
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR      ADR        68370R109        993       39,000 Defined                3     39,000
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR      ADR        68370R109     18,402      722,800 Sole                        722,800
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR      ADR        68370R109      5,991      235,300 Sole                                            235,300
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc            COM        931142103     19,109      347,376 Sole                        347,376
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc            COM        931142103        171        3,100 Sole                                              3,100
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company            COM        949746101     27,653      552,400 Sole                        552,400
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company            COM        949746101        335        6,700 Sole                                              6,700
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Company           COM        962166104     16,588      259,800 Sole                        259,800
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Company           COM        962166104        198        3,100 Sole                                              3,100
-----------------------------------------------------------------------------------------------------------------------------------
Wimm Bill Dann Foods OJSC ADR  ADR        97263M109        289       13,700 Defined                3     13,700
-----------------------------------------------------------------------------------------------------------------------------------
Wimm Bill Dann Foods OJSC ADR  ADR        97263M109      2,032       96,300 Sole                         96,300
-----------------------------------------------------------------------------------------------------------------------------------
Wimm Bill Dann Foods OJSC ADR  ADR        97263M109      1,772       84,000 Sole                                             84,000
-----------------------------------------------------------------------------------------------------------------------------------